Customer deposits	12 Months Ended
Dec. 31, 2024
Disclosure Of Deposits From Customers [Abstract]
Disclosure of deposits from customers explanatory
32.	Customer deposits

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
Current and saving accounts	—	—	576,181
Fixed deposits	—	—	3,357,569

	—	—	3,933,750